Other Assets	12 Months Ended
Dec. 31, 2022
Miscellaneous assets [abstract]
Other Assets
20.
OTHER ASSETS

	December 31
	2021	2022
	NT$	NT$
	(In Millions)
Spare parts	$2,836	$3,380
Refundable deposits	1,971	1,964
Other financial assets	1,000	1,000
Others	2,035	1,916
	$7,842	$8,260
Current
Spare parts	$2,836	$3,380
Others	143	175
	$2,979	$3,555
Noncurrent
Refundable deposits	$1,971	$1,964
Other financial assets	1,000	1,000
Others	1,892	1,741
	$4,863	$4,705

Other financial assets - noncurrent was Piping Fund. As part of the government’s effort to upgrade the existing telecommunications infrastructure, Chunghwa and other public utility companies were required by the ROC government to contribute to a Piping Fund administered by the Taipei City Government. This fund was used to finance various telecommunications infrastructure projects. Net assets of this fund will be returned proportionately after the project is completed.